Marketable Securities And Other Investments (Schedule Of Proceeds And Gross Realized Gains And Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule Of Marketable Securities [Line Items]
Proceeds	¥ 35,091	¥ 10,117	¥ 4,074
Gross realized gains	22,095	5,158	2,345
Gross realized losses	¥ 101	¥ 875	¥ 49